Share-based Payments Arrangement - CHIEF's Employee Stock Options Outstanding (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Jun. 30, 2019 $ / shares	Aug. 31, 2018 $ / shares	Jul. 31, 2018 $ / shares	Jun. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 19, 2017 $ / shares	Dec. 31, 2016 $ / shares
Granted on October 22, 2015 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price	$ 34.40	$ 34.40
Number of Options Outstanding	314.25	882.75					1,936.00		1,948.00
Weighted-average Remaining Contractual Life (Years)	9 months 21 days	1 year 9 months 21 days
Weighted-average Exercise Price	$ 34.40	$ 34.40					$ 34.40		$ 34.40
Options Exercisable Number of Options	314.25	416.50					968.00
Option Exercisable Weighted-average Exercise Price	$ 34.40	$ 34.40					$ 34.40
Granted on December 19, 2017 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price	$ 135.60	$ 140.60	$ 135.60	$ 140.60	$ 144.10	$ 144.10		$ 147.00
Number of Options Outstanding	897.00	925.00					950.00		0
Weighted-average Remaining Contractual Life (Years)	2 years 11 months 15 days	3 years 11 months 15 days
Weighted-average Exercise Price	$ 135.60	$ 140.60					$ 147.00		$ 0
Options Exercisable Number of Options	448.50	0					0
Option Exercisable Weighted-average Exercise Price	$ 135.60	$ 0					$ 0
Granted on October 31, 2018 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price	$ 141.70	$ 147.00	$ 141.70
Number of Options Outstanding	46.00	50.00					0
Weighted-average Remaining Contractual Life (Years)	3 years 9 months 29 days	4 years 9 months 29 days
Weighted-average Exercise Price	$ 141.70	$ 147.00					$ 0
Options Exercisable Number of Options	0	0
Option Exercisable Weighted-average Exercise Price	$ 0	$ 0